UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2009

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Oceanwood Capital Management LLP
Address:              4 Albemarle Street
                      London, England W1S 4GA

Form 13F File Number: 028-12041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 William C. Nicholas
Title:                Chief Operating Officer
Phone:                +44 207 758 5525

Signature, Place, and Date of Signing:

/s/ William C. Nicholas            London, England            14 August 2009
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     45,334
                                            (x$1000)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                  OCEANWOOD CAPITAL MANAGEMENT LLP
                                           As of 06/30/09

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


  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
ALCOA INC                     COM            013817101   8,189     792,780   SH          SOLE           NONE    792,780
AMERICA MOVIL SAB DE CV       SPON ADR L SHS 02364W105     476      12,300   SH          SOLE           NONE     12,300
CEMEX SAB DE CV               SPON ADR NEW   151290889     540      57,800   SH          SOLE           NONE     57,800
CHINA TRANSINFO TECHNLGY COR  COM            169453107     295      62,942   SH          SOLE           NONE     62,942
COLONIAL BANCGROUP INC        COM            195493309      58      93,701   SH          SOLE           NONE     93,701
COMPANHIA DE SANEAMENTO BASI  SPONSORED ADR  20441A102     480      16,000   SH          SOLE           NONE     16,000
ISHARES TR                    MSCI EMERG MKT 464287234   1,612      50,000       CALL    SOLE           NONE     50,000
LG DISPLAY CO LTD             SPONS ADR REP  50186V102     550      44,000   SH          SOLE           NONE     44,000
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR  68370R109     777      66,000   SH          SOLE           NONE     66,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR L RP PF 780097788     644      65,764   SH          SOLE           NONE     65,764
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS R 780097747     740      71,154   SH          SOLE           NONE     71,154
SCHERING PLOUGH CORP          COM            806605101  10,550     420,000   SH          SOLE           NONE    420,000
SCHERING PLOUGH CORP          PFD CONV MAN07 806605705   3,174      14,000   SH          SOLE           NONE     14,000
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR  874039100     565      60,000   SH          SOLE           NONE     60,000
VALE S A                      ADR            91912E105   5,289     300,000   SH          SOLE           NONE    300,000
WYETH                         COM            983024100  10,294     226,800   SH          SOLE           NONE    226,800
YINGLI GREEN ENERGY HLDG CO   ADR            98584B103     542      40,000   SH          SOLE           NONE     40,000
ZHONGPIN INC                  COM            98952K107     559      54,000   SH          SOLE           NONE     54,000
